Insurance Contract Liabilities and Reinsurance Assets - Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment (Detail) - CAD
CAD in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	CAD 274,246	CAD 262,553
Total reinsurance ceded	(30,359)	(34,952)
Total, gross of reinsurance ceded	304,605	297,505	CAD 285,288
Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Total, gross of reinsurance ceded	11,155	10,815	CAD 10,050
Gross insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	274,246	262,553
Total reinsurance ceded	30,359	34,952
Total, gross of reinsurance ceded	304,605	297,505
Gross insurance contract liabilities [Member] | Corporate and other [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(46)	(590)
Total reinsurance ceded	172	259
Total, gross of reinsurance ceded	126	(331)
Gross insurance contract liabilities [Member] | Asia [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	62,243	54,567
Total reinsurance ceded	911	880
Total, gross of reinsurance ceded	63,154	55,447
Gross insurance contract liabilities [Member] | Canada [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	76,198	73,384
Total reinsurance ceded	(676)	593
Total, gross of reinsurance ceded	75,522	73,977
Gross insurance contract liabilities [Member] | U.S [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	135,851	135,192
Total reinsurance ceded	29,952	33,220
Total, gross of reinsurance ceded	165,803	168,412
Gross insurance contract liabilities [Member] | Individual insurance participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	52,438	49,913
Total reinsurance ceded	11,492	13,558
Total, gross of reinsurance ceded	63,930	63,471
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Asia [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	32,737	29,520
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Canada [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	11,132	10,974
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | U.S [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	8,569	9,419
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	113,880	106,240
Total reinsurance ceded	11,238	12,122
Total, gross of reinsurance ceded	125,118	118,362
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Corporate and other [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(515)	(833)
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Asia [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	22,705	18,799
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Canada [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	34,091	31,790
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | U.S [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	57,599	56,484
Gross insurance contract liabilities [Member] | Annuities and pensions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	49,716	51,810
Total reinsurance ceded	6,539	8,159
Total, gross of reinsurance ceded	56,255	59,969
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Corporate and other [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	48	62
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Asia [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	4,366	3,599
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Canada [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	19,141	19,620
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | U.S [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	26,161	28,529
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	58,212	54,590
Total reinsurance ceded	1,090	1,113
Total, gross of reinsurance ceded	59,302	55,703
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Corporate and other [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	421	181
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Asia [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	2,435	2,649
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Canada [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	11,834	11,000
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | U.S [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	CAD 43,522	CAD 40,760